Pensions and other post-retirement benefits - Sensitivity analysis and actuarial assumptions (Details) $ in Millions	Dec. 31, 2019 USD ($)
United Kingdom | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	$ (274)
Effect on pension and other post-retirement benefit expense in 2020, Decrease	227
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	(4,729)
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	6,364
United Kingdom | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	171
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(134)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	4,711
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	(3,890)
United Kingdom | Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	42
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(36)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	604
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	(525)
US | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	(66)
Effect on pension and other post-retirement benefit expense in 2020, Decrease	58
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	(1,191)
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	1,478
US | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	11
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(9)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	67
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	(54)
US | Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	13
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(11)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	80
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	(67)
Eurozone | Discount rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	(1)
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(11)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	(1,060)
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	1,347
Eurozone | Inflation rate
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	35
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(27)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	978
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	(824)
Eurozone | Salary growth
Disclosure of defined benefit plans [line items]
Effect on pension and other post-retirement benefit expense in 2020, Increase	7
Effect on pension and other post-retirement benefit expense in 2020, Decrease	(7)
Effect on pension and other post-retirement benefit obligation at 31, December 2019, Increase	93
Effect on pension and other post-retirement benefit obligation at 31 December 2019, Decrease	$ (89)